Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 3,265	$ 4,857